ECLIPSE FUNDS
ECLIPSE FUNDS INC.

Supplement dated January 2, 2009 (“Supplement”)
to the Statement of Additional Information dated February 28, 2008 (“SAI”)

MainStay Balanced Fund	MainStay Conservative Allocation Fund
MainStay Growth Equity Fund	MainStay Growth Allocation Fund
MainStay Income Manager Fund	MainStay Moderate Allocation Fund
MainStay Mid Cap Core Fund	MainStay Moderate Growth Allocation Fund
MainStay S&P 500 Index Fund	MainStay Retirement 2010 Fund
MainStay Small Cap Opportunity Fund	MainStay Retirement 2020 Fund
MainStay 130/30 Core Fund	MainStay Retirement 2030 Fund
MainStay 130/30 Growth Fund	MainStay Retirement 2040 Fund
MainStay 130/30 International Fund	MainStay Retirement 2050 Fund

This Supplement updates certain information contained in the above-dated SAI for the above listed Funds (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectuses and the Statement of Additional Information applicable to the Funds free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the Funds will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management teams or investment strategies of the Funds.  The Funds’ Boards of Directors/Trustees (the “Board”) approved the appointment of MSI as subadvisor to the Funds at a meeting on September 25, 2008.  The Board also new Sub-advisory Agreements between NYLIM and MSI.  There will be no change in the management fees paid by the Funds as a result of this initiative.

1.	All references to “Subadvisor” are hereby changed to “Subadvisors, ”as applicable.

2.	The section entitled “The Manager and the Subadvisor” on page 5 of the SAI is hereby revised as follows:

THE MANAGER AND THE SUBADVISORS

New York Life Investment Management LLC (“NYLIM” or the “Manager”) serves as the investment adviser to the Funds and has entered into Subadvisory Agreements with the following subadvisors:  MacKay Shields LLC (“MacKay Shields”) with respect to the All Cap Growth Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and 130/30 High Yield Fund; and Madison Square Investors LLC (“MSI”) with respect to Mid Cap Core Fund, Small Cap Opportunity Fund, Conservative Allocation Fund, Growth Allocation Fund, Growth Equity Fund, Moderate Allocation Fund, Moderate Growth Allocation Fund, S&P 500 Index Fund, 130/30 Core Fund, 130/30 Growth Fund, 130/30 International Fund, Retirement 2010 Fund, Retirement 2020 Fund, Retirement 2030 Fund, Retirement 2040 Fund, and Retirement 2050 Fund, and the equity portion of the assets of each of the Balanced Fund and Income Manager Fund.  Collectively, these agreements are referred to as the “Sub-advisory Agreements.” MacKay Shields and MSI are sometimes collectively referred to as the “Subadvisors” and each individually as a “Subadvisor.”

3.	The section entitled “Subadvisory Agreements” beginning on page 81 is hereby revised as follows:

SUBADVISORY AGREEMENTS

Pursuant to the Subadvisory Agreements, as the case may be, (a) between the Manager and MacKay Shields with respect to the All Cap Growth Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and 130/30 High Yield Fund; and (b) between the Manager and MSI with respect to Mid Cap Core Fund, Small Cap Opportunity Fund, Conservative Allocation Fund, Growth Allocation Fund, Growth Equity Fund, Moderate Allocation Fund, Moderate Growth Allocation Fund, S&P 500 Index Fund, 130/30 Core Fund, 130/30 Growth Fund, 130/30 International Fund, Retirement 2010 Fund, Retirement 2020 Fund, Retirement 2030 Fund, Retirement 2040 Fund, Retirement 2050 Fund and the equity portion of each of the Balanced Fund and Income Manager Fund, and subject to the supervision of the Board and the Manager in conformity with the stated policies of these Funds, the Subadvisors manage such Funds’ portfolios, including the purchase, retention, disposition and loan of securities. As compensation for their services, the Manager, and not the Funds, pays the Subadvisors a monthly fee calculated on the basis of each of the following Fund’s average daily net assets at the following annual rates:

FUND	PERCENTAGE OF AVERAGE DAILY NET ASSETS
MainStay All Cap Growth Fund*	0.250%
MainStay Balanced Fund*	0.350%(1)
MainStay Conservative Allocation Fund	0.050%
MainStay Growth Allocation Fund	0.050%
MainStay Income Manager Fund*	0.325%(2)
MainStay Intermediate Term Bond Fund*	0.200%
MainStay Growth Equity Fund*	0.350%(3)
MainStay Mid Cap Core Fund*	0.425%
MainStay Moderate Allocation Fund	0.050%
MainStay Moderate Growth Allocation Fund	0.050%
MainStay Retirement 2010 Fund	0.050%
MainStay Retirement 2020 Fund	0.050%
MainStay Retirement 2030 Fund	0.050%
MainStay Retirement 2040 Fund	0.050%
MainStay Retirement 2050 Fund	0.050%
MainStay Short Term Bond Fund*	0.150%
MainStay S&P 500 Index Fund*	0.125%(4)
MainStay Small Cap Opportunity Fund*	0.500%†
MainStay 130/30 Core Fund*	0.500%
MainStay 130/30 Growth Fund*	0.500%
MainStay 130/30 High Yield Fund*	0.400%
MainStay 130/30 International Fund*	0.550%
* NYLIM has entered into written expense limitation agreements with respect to these Funds whereby it agreed to waive fees and/or reimburse expenses to the extent that total annual fund operating expenses exceed a certain percentage of average daily net assets for each Class of shares of such Fund (see the Prospectus).  To the extent NYLIM has agreed to reimburse expenses, the Subadvisors for these Funds have voluntarily agreed to waive or reimburse their fees proportionately.
† To the extent that NYLIM has agreed to waive management fees, the Subadvisor for this Fund has voluntarily agreed to waive its fee proportionately.
(1)	On assets up to $1 billion; 0.325% on assets from $1 billion to $2 billion; and 0.30% on assets in excess of $2 billion.
(2)	On assets up to $1 billion; and 0.3125% on assets in excess of $1 billion.

(3)	On assets up to $500 million; and 0.3375 on assets in excess of $500 million.
(4)	On assets up to $1 billion; 0.1125% on assets from $1 billion to $2 billion; 0.1075% on assets from $2 billion to $3 billion; and 0.10% on assets in excess of $3 billion.

The Board, including the Independent Board members, initially approved the MacKay Shields Sub-Advisory Agreement at in-person meetings held September 9, 1997 and December 5, 2000. The Sub-Advisory Agreement for MainStay 130/30 High Yield Fund was approved by the Board at the meeting on December 6-7, 2007.  The Madison Square Investors Sub-Advisory Agreement was approved by the Board on September 25, 2008. The Sub-Advisory Agreements remain in effect for two years following their respective effective dates, and continue in effect thereafter only if such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of each of these Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of Board members who are not “interested persons” (as the term is defined in the 1940 Act) of the Trust/Company, the Manager, or the Subadvisors. Prior to January 2, 2001, the Company’s Funds were managed by MainStay Management LLC; the MainStay Indexed Bond Fund, the MainStay S&P 500 Index Fund and the MainStay Income Manager Fund were sub-advised by Monitor; and the MainStay Cash Reserves Fund was sub-advised by NYLIM. On January 2, 2001, NYLIM replaced MainStay Management LLC as Manager pursuant to a substitution agreement and these Funds since that date have been advised by NYLIM directly, without a Subadvisor.

4.	The section entitled “Guidelines Examples” beginning on page 94 of the SAI is hereby amended to include MSI’s proxy voting guidelines and procedures as follows:

MainStay Balanced Fund	MainStay Conservative Allocation Fund
MainStay Growth Equity Fund	MainStay Growth Allocation Fund
MainStay Income Manager Fund	MainStay Moderate Allocation Fund
MainStay Mid Cap Core Fund	MainStay Moderate Growth Allocation Fund
MainStay S&P 500 Index Fund	MainStay Retirement 2010 Fund
MainStay Small Cap Opportunity Fund	MainStay Retirement 2020 Fund
MainStay 130/30 Core Fund	MainStay Retirement 2030 Fund
MainStay 130/30 Growth Fund	MainStay Retirement 2040 Fund
MainStay 130/30 International Fund	MainStay Retirement 2050 Fund

The Manager has delegated proxy-voting authority to the Funds’ Subadvisor, Madison Square Investors LLC (“MSI”).  A summary of MSI's proxy voting policies and procedures is provided below.

MSI has adopted a Proxy Policy designed to ensure that where clients have delegated proxy voting authority to MSI, all proxies are voted in the best interest of such clients without regard to the interests of MSI or related parties.  For purposes of the Policy, the “best interests of clients” means, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time.  To assist MSI in researching and voting proxies, MSI utilizes the research and implementation services of a third-party proxy service provider, RiskMetrics Group (“RiskMetrics”).  MSI has also utilized RiskMetrics in adopting guidelines with respect to voting certain frequently recurring proxy issues.  MSI’s Proxy Voting Committee is responsible for general oversight of MSI’s Proxy Policy and voting activity.

Where clients have delegated authority to vote proxies to MSI, it votes them in accordance with its standard voting guidelines unless MSI agrees with the client to apply modified guidelines.  RiskMetrics researches each proxy issue and provides a recommendation to MSI on how to vote based on such research and its application of the research to the applicable voting guidelines.  RiskMetrics casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise.  To override a proxy recommendation, a portfolio manager must submit a written override request to the Compliance Department.  MSI has procedures in place to review each such override request for potential material conflicts of interest between clients and MSI and its affiliates. MSI will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest.

Please see the “Guideline Examples” section above for examples of MSI’s guidelines with respect to certain typical proxy votes.

5.	The section entitled “Portfolio Manager Compensation Structure” beginning on page 99 of the SAI is hereby amended to include the following:

MSI portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall MSI results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual’s management. In addition, these employees also participate in a long-term incentive program.

MSI offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on MSI’s overall company performance. “MSI Company Performance” is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee’s total compensation package is reviewed periodically to ensure that it is competitive relative to the external marketplace.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY GROUP OF FUNDS

Supplement dated January 2, 2009 (“Supplement”)
to the Prospectuses dated February 28, 2008 (“Prospectuses”)

MainStay Balanced Fund	MainStay 130/30 International Fund
MainStay Common Stock Fund	MainStay Conservative Allocation Fund
MainStay Equity Index Fund	MainStay Growth Allocation Fund
MainStay Growth Equity Fund	MainStay Moderate Allocation Fund
MainStay Income Manager Fund	MainStay Moderate Growth Allocation Fund
MainStay Mid Cap Core Fund	MainStay Retirement 2010 Fund
MainStay S&P 500 Index Fund	MainStay Retirement 2020 Fund
MainStay Small Cap Opportunity Fund	MainStay Retirement 2030 Fund
MainStay 130/30 Core Fund	MainStay Retirement 2040 Fund
MainStay 130/30 Growth Fund	MainStay Retirement 2050 Fund

This Supplement updates certain information contained in the above-dated Prospectuses for each Fund listed above, (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Prospectus and Statement of Additional Information applicable to each Fund free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782) or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

As of January 2, 2009, the portfolio managers who manage the day-to-day investment operations of the above listed Funds will transition from a division within NYLIM, currently referred to as NYLIM Equity Investors or Equity Investors Group (“EIG”), to a wholly-owned subsidiary of NYLIM Holdings LLC.  The new legal entity will be named Madison Square Investors LLC (“MSI”).  The creation of MSI will not impact the portfolio management teams or investment strategies of the Funds.  The Funds’ Boards of Directors/Trustees (the “Boards”) approved the appointment of MSI as subadvisor to the Funds at a meeting on September 25, 2008.  The Boards also approved a new Subadvisory Agreement between NYLIM and MSI.  There will be no change in the management fees paid by the Funds as a result of this initiative.

Effective January 2, 2009

1. All references to NYLIM as the entity responsible for the day-to-day portfolio management of the above referenced Funds are hereby replaced with Madison Square Investors LLC.  NYLIM will remain the Funds’ investment manager and will oversee MSI.  Under the supervision of NYLIM, MSI will be responsible for the portfolio management of the Funds, including making the specific decisions about buying, selling and holding securities.

2. All references to NYLIM Equity Investors or Equity Investors Group are hereby replaced with Madison Square Investors LLC.

3. Effective January 2, 2009, the section of the Prospectuses entitled “Who Manages Your Money” is amended to add a paragraph describing MSI as follows:

Applicable to MainStay Common Stock, MainStay Mid Cap Core, MainStay S&P 500 Index, and MainStay Small Cap Opportunity Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Common Stock, Mid Cap Core, S&P 500 Index and Small Cap Opportunity Funds.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

Applicable to MainStay Balanced Fund and MainStay Income Manager Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the equity portion of Balanced Fund and Income Manager Fund.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

Applicable to MainStay Equity Index and Growth Equity Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Fund. The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

Applicable to MainStay 130/30 Core, MainStay 130/30 Growth, MainStay 130/30 International, MainStay Conservative Allocation, MainStay Growth Allocation, MainStay Moderate Allocation, MainStay Moderate Growth Allocation, MainStay Retirement 2010, MainStay Retirement 2020, MainStay Retirement 2030, MainStay Retirement 2040, and MainStay Retirement 2050 Funds

Madison Square Investors LLC, 1180 Avenue of the Americas, New York, New York, 10036, serves as Subadvisor to the Funds.  The firm was established in 2009 as an independent investment adviser and previously operated as an investment division of NYLIM.  MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE